PROFUNDS
Banks UltraSector ProFund	Semiconductor UltraSector ProFund
Basic Materials UltraSector ProFund	Short Oil & Gas ProFund
Bear ProFund	Short Precious Metals ProFund
Biotechnology UltraSector ProFund	Short Real Estate ProFund
Bull ProFund	Small-Cap Growth ProFund
Communication Services UltraSector ProFund	Small-Cap Value ProFund
Consumer Goods UltraSector ProFund	Technology UltraSector ProFund
Consumer Services UltraSector ProFund	Telecommunications UltraSector ProFund
Financials UltraSector ProFund	UltraBear ProFund
Health Care UltraSector ProFund	UltraBull ProFund
Industrials UltraSector ProFund	UltraChina ProFund
Internet UltraSector ProFund	UltraDow 30 ProFund
Large-Cap Growth ProFund	UltraEmerging Markets ProFund
Large-Cap Value ProFund	UltraLatin America ProFund
Mid-Cap Growth ProFund	UltraMid-Cap ProFund
Mid-Cap ProFund	UltraShort China ProFund
Mid-Cap Value ProFund	UltraShort Dow 30 ProFund
Oil & Gas UltraSector ProFund	UltraShort Emerging Markets ProFund
Oil Equipment & Services UltraSector ProFund	UltraShort Latin America ProFund
Pharmaceuticals UltraSector ProFund	UltraShort Mid-Cap ProFund
Precious Metals UltraSector ProFund	Utilities UltraSector ProFund
Real Estate UltraSector ProFund

(the "Funds")

Supplement dated October 18, 2022

to the Funds' Statutory Prospectus dated November 30, 2021, and

Statement of Additional Information ("SAI") dated November 30, 2021,

each as supplemented or amended

Effective immediately, under the "Additional Information About the Indexes, the Index Providers and the Index Calculation Agent" section of the Statutory Prospectus and under the "Index Providers" section of the SAI, the "S&P Dow Jones Indices" sub-section is deleted in its entirety and replaced with the following:

The Dow Jones Industrial AverageSM, the Dow Jones Internet Composite Index, the Dow Jones Precious MetalsSM Index, the Dow Jones U.S. BanksSM Index, the Dow Jones U.S. Basic MaterialsSM Index, the Dow Jones U.S. BiotechnologySM Index, the Dow Jones U.S. Consumer GoodsSM Index, the Dow Jones U.S. Consumer ServicesSM Index, the Dow Jones U.S. FinancialsSM Index, the Dow Jones U.S. Health CareSM Index, the Dow Jones U.S. IndustrialsSM Index, the Dow Jones U.S. Oil & GasSM Index, the Dow Jones U.S. Real EstateSM Index, the Dow Jones U.S. Select Oil Equipment & ServicesSM Index, the Dow Jones U.S. Select PharmaceuticalsSM Index, the Dow Jones U.S. Select TelecommunicationsSM Index, the Dow Jones U.S. SemiconductorSM Index, the Dow Jones U.S. TechnologySM Index, the Dow Jones U.S. UtilitiesSM Index, the S&P 500® Growth Index, the S&P 500® Index, the S&P 500® Value Index, the S&P China Select ADR Index (USD), the S&P Communication Services Select Sector Index, the S&P Emerging 50 ADR Index (USD), the S&P Latin America 35 ADR Index (USD), the S&P MidCap 400® Growth Index, the S&P MidCap 400® Index, the S&P MidCap 400® Value Index, the S&P SmallCap 600® Growth Index, and the S&P SmallCap 600® Value Index (collectively, "Indexes") are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and have been licensed for use by ProFunds. S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been sublicensed for certain purposes by ProFunds. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to ProFunds with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to ProFunds or the Funds. S&P Dow Jones Indices has no obligation to take the needs of ProFunds or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, "promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PROFUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS' REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PROFUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.

PROFUNDS
ProFund VP Banks	ProFund VP Mid-Cap Value
ProFund VP Basic Materials	ProFund VP Oil & Gas
ProFund VP Bear	ProFund VP Pharmaceuticals
ProFund VP Biotechnology	ProFund VP Precious Metals
ProFund VP Bull	ProFund VP Real Estate
ProFund VP Consumer Goods	ProFund VP Semiconductor
ProFund VP Consumer Services	ProFund VP Short Dow 30
ProFund VP Dow 30	ProFund VP Short Emerging Markets
ProFund VP Emerging Markets	ProFund VP Short Mid-Cap
ProFund VP Financials	ProFund VP Small-Cap Growth
ProFund VP Health Care	ProFund VP Small-Cap Value
ProFund VP Industrials	ProFund VP Technology
ProFund VP Internet	ProFund VP Telecommunications
ProFund VP Large-Cap Growth	ProFund VP UltraBull
ProFund VP Large-Cap Value	ProFund VP UltraMid-Cap
ProFund VP Mid-Cap	ProFund VP UltraShort Dow 30
ProFund VP Mid-Cap Growth	ProFund VP Utilities
(the "Funds")

Supplement dated October 18, 2022

to the Funds' Statutory Prospectus dated May 1, 2022, and

Statement of Additional Information ("SAI") dated May 1, 2022,

each as supplemented or amended

Effective immediately, under the "Additional Information About the Indexes, the Index Providers and the Index Calculation Agent" section of the Funds' Statutory Prospectus and "Index Providers" section of the Funds' SAI, the "S&P Dow Jones Indices" sub-section is deleted in its entirety and replaced with the following:

The Dow Jones Industrial AverageSM, the Dow Jones Internet Composite Index, the Dow Jones Precious MetalsSM Index, the Dow Jones U.S. BanksSM Index, the Dow Jones U.S. Basic MaterialsSM Index, the Dow Jones U.S. BiotechnologySM Index, the Dow Jones U.S. Consumer GoodsSM Index, the Dow Jones U.S. Consumer ServicesSM Index, the Dow Jones U.S. FinancialsSM Index, the Dow Jones U.S. Health CareSM Index, the Dow Jones U.S. IndustrialsSM Index, the Dow Jones U.S. Oil & GasSM Index, the Dow Jones U.S. Real EstateSM Index, the Dow Jones U.S. Select PharmaceuticalsSM Index, the Dow Jones U.S. Select TelecommunicationsSM Index, the Dow Jones U.S. SemiconductorSM Index, the Dow Jones U.S. TechnologySM Index, the Dow Jones U.S. UtilitiesSM Index, the S&P 500® Growth Index, the S&P 500® Index, the S&P 500® Value Index, the S&P Emerging 50 ADR Index (USD), the S&P MidCap 400® Growth Index, the S&P MidCap 400® Index, the S&P MidCap 400® Value Index, the S&P SmallCap 600® Growth Index, and the S&P SmallCap 600® Value Index (collectively, "Indexes") are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and have been licensed for use by ProFunds. S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been sublicensed for certain purposes by ProFunds. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to ProFunds with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to ProFunds or the Funds. S&P Dow Jones Indices has no obligation to take the needs of ProFunds or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, "promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PROFUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS' REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PROFUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.